Unaudited Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Share capital [Member]		Share premium [Member]		Foreign currency translation reserve [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2021	$ 75		$ 143,869		$ (19)	$ (148,507)	$ (4,582)
Profit (loss) for the period	0		0		0	(7,943)	(7,943)
Other comprehensive income (loss)	0		0		22	0	22
Total comprehensive income (loss)	0		0		22	(7,943)	(7,921)
Issuance of ordinary shares, net of issuance expenses	18		9,653		0	0	9,671
Exercise of options		[1]	0		0	0		[1]
Share-based compensation	0		597		0	0	597
Balance at Jun. 30, 2022	93		154,119		3	(156,450)	(2,235)
Balance at Dec. 31, 2021	75		143,869		(19)	(148,507)	(4,582)
Profit (loss) for the period	0		0		0	(19,599)	(19,599)
Other comprehensive income (loss)	0		0		14	0	14
Total comprehensive income (loss)	0				14	(19,599)	(19,585)
Issuance of ordinary shares, net of issuance expenses	40		17,389		0	0	17,429
Exercise of options		[1]		[1]	0	0		[1]
Exercise of pre-funded warrants	28		15,678		0	0	15,706
Share-based compensation	0		1,946		0	0	1,946
Balance at Dec. 31, 2022	143		178,882		(5)	(168,106)	10,914
Balance at Mar. 31, 2022	93		153,962		(14)	(152,096)	1,945
Profit (loss) for the period	0		0		0	(4,354)	(4,354)
Other comprehensive income (loss)	0		0		17	0	17
Total comprehensive income (loss)	0		0		17	(4,354)	(4,337)
Issuance expenses	0		(95)		0	0	(95)
Exercise of options		[1]	0		0	0		[1]
Share-based compensation	0		252		0	0	252
Balance at Jun. 30, 2022	93		154,119		3	(156,450)	(2,235)
Balance at Dec. 31, 2022	143		178,882		(5)	(168,106)	10,914
Profit (loss) for the period	0		0		0	(2,777)	(2,777)
Other comprehensive income (loss)	0		0		(9)	0	(9)
Total comprehensive income (loss)	0		0		(9)	(2,777)	(2,786)
Issuance of ordinary shares, net of issuance expenses	40		25,429		0	0	25,469
Exercise of options	1		0		0	0	1
Share-based compensation	0		1,331		0	0	1,331
Balance at Jun. 30, 2023	184		205,642		(14)	(170,883)	34,929
Balance at Mar. 31, 2023	183		204,930		(14)	(171,799)	33,300
Profit (loss) for the period	0		0		0	916	916
Other comprehensive income (loss)	0		0		0	0	0
Total comprehensive income (loss)	0		0		0	916	916
Issuance expenses	0		0		0	0	0
Exercise of options	1		0		0	0	1
Share-based compensation	0		712		0	0	712
Balance at Jun. 30, 2023	$ 184		$ 205,642		$ (14)	$ (170,883)	$ 34,929

[1]	Represents less than $ 1.